Transactions with Related Parties - Summary of Correspondent Production Activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Mortgage loans fulfillment fees earned by PLS	$ 86,465	$ 58,607	$ 48,719
Purchases of mortgage loans acquired for sale at fair value from PLS	21,541	28,445	8,082
Mortgage loans included in Mortgage loans acquired for sale at fair value pending sale to PLS	1,673,112	1,283,795
PennyMac Loan Services, LLC [Member]
Related Party Transaction [Line Items]
Mortgage loans fulfillment fees earned by PLS	86,465	58,607	48,719
Unpaid principal balance (“UPB”) of mortgage loans fulfilled by PLS	23,188,386	14,014,603	11,476,448
Sourcing fees received from PLS included in Net gain on mortgage loans acquired for sale	11,976	8,966	4,676
UPB of mortgage loans sold to PLS	39,908,163	29,867,580	15,579,322
Purchases of mortgage loans acquired for sale at fair value from PLS	21,541	28,445	8,082
Tax service fee paid to PLS included in Other expense	6,690	4,390	2,080
Early purchase program fees paid to PLS included in Mortgage loan servicing fees	30	0	$ 0
Mortgage loans included in Mortgage loans acquired for sale at fair value pending sale to PLS	$ 804,616	$ 669,288